Note 10 - Leases - Undiscounted Cash Flows of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022, operating leases	$ 1,130
2023, operating leases	770
2024, operating leases	307
2025, operating leases	162
2026, operating leases	519
Total minimum lease payments	2,888
Less: amount of lease payments representing interest	(37)
Present value of future minimum lease payments	2,851	$ 2,956
Less: current obligation under leases	(1,076)	(865)
Long-term lease obligations	$ 1,775	$ 2,091